Share-based Compensation (Tables)	11 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation Expense
During the eleven months ended December 31, 2021, the Company recognized total share-based compensation for the following categories of awards:

Service-Based RSUs	$62,094,704
Performance-Based RSUs	1,670,769

Total share-based compensation expense	$63,765,473

Service-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Unvested RSU Activity
A summary of the Company’s unvested Service-Based RSU activity for the eleven months ended December 31, 2021 is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at February 1, 2021	—	$—
Granted	12,548,804	8.09
Vested	(5,750,566)	8.15

Unvested at December 31, 2021	6,798,238	$8.04

Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Unvested RSU Activity
A summary of the Company’s unvested Performance-Based RSU activity for the eleven months ended December 31, 2021 is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at February 1, 2021	—	$—
Granted	4,257,710	7.76

Unvested at December 31, 2021	4,257,710	$7.76